Mobile Financial Services activities - Financial assets related to Orange Bank - After IFRS (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	€ 3,184	€ 2,742	€ 2,381
Non-current financial assets related to Mobile Financial Services activities	297	656	900
Orange Bank [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	3,174
Non-current financial assets related to Mobile Financial Services activities	297
Financial assets related to Mobile Financial Services activities	3,471	3,370	3,268
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	32
Financial assets related to Mobile Financial Services activities	32	296	441
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	3
Financial assets related to Mobile Financial Services activities	3	3	3
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	38
Financial assets related to Mobile Financial Services activities	38	50	73
Orange Bank [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	3,173
Non-current financial assets related to Mobile Financial Services activities	224
Financial assets related to Mobile Financial Services activities	3,397	3,021	2,752
Orange Bank [member] | Operating segments [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	32
Financial assets related to Mobile Financial Services activities	32	296	441
Orange Bank [member] | Operating segments [member] | Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	29
Financial assets related to Mobile Financial Services activities	29	42	59
Orange Bank [member] | Operating segments [member] | Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets related to Mobile Financial Services activities		2	1
Orange Bank [member] | Operating segments [member] | Other financial assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	9
Financial assets related to Mobile Financial Services activities	9	8	14
Orange Bank [member] | Operating segments [member] | Investments securities [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	3
Financial assets related to Mobile Financial Services activities	3	3	3
Orange Bank [member] | Operating segments [member] | IFRS Fixed Income Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	1
Non-current financial assets related to Mobile Financial Services activities	224
Financial assets related to Mobile Financial Services activities	225	310	387
Orange Bank [member] | Operating segments [member] | Loans and advances to customers [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,394
Financial assets related to Mobile Financial Services activities	2,394	2,517	2,297
Orange Bank [member] | Operating segments [member] | Loans and advances to credit institutions [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	778
Financial assets related to Mobile Financial Services activities	€ 778	€ 191	€ 66